Offerings	Oct. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock, US$0.001 per share
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 7,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 652.50
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

The Registrant has subsequently reduced the total registered amount of Class A Common Stock being offered to 5,000,000 shares. Includes 1,250,000 shares of Class A Common Stock to be offered by the Selling Stockholders and 3,750,000 shares of Class A Common Stock to be offered by the Registrant pursuant to this offering.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock, US$0.001 per share
Amount Registered | shares	3,750,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 22,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,957.50
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

The Registrant has subsequently reduced the total registered amount of Class A Common Stock being offered to 5,000,000 shares. Includes 1,250,000 shares of Class A Common Stock to be offered by the Selling Stockholders and 3,750,000 shares of Class A Common Stock to be offered by the Registrant pursuant to this offering.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.